CLAYMORE EXCHANGE-TRADED FUND TRUST 2

       CLAYMORE/CLEAR GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF
                     CLAYMORE/CLEAR GLOBAL VACCINE INDEX ETF
                  CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF

      SUPPLEMENT DATED JUNE 29, 2007 TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          FOR THE ABOVE LISTED FUNDS:

The shares of the Claymore/SWM Canadian Energy Income Index ETF are not currently offered for purchase. It is currently anticipated that the shares of such Fund will be available for purchase on or about July 3, 2007.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.